Loan Servicing (Detail Textuals) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Transfers and Servicing [Abstract]
Unpaid principal balance of mortgage loans serviced for others	$ 131,443,738	$ 137,877,795